SHARE OPTIONS AND WARRANTS (Details - valuation of options and warrants)	12 Months Ended
Dec. 31, 2021 Y £ / shares
Options with grant date 25 July 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price	£ 0.08
Exercise price	£ 0.16
Volatility	40.00%
Life | Y	6
Risk Free interest rate	0.01%
Marketability discount	75.00%
Options with grant date 17 July 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price	£ 0.09
Exercise price	£ 0.16
Volatility	40.00%
Life | Y	6
Risk Free interest rate	0.01%
Marketability discount	90.00%
Options with grant date 5 February 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price	£ 0.07
Exercise price	£ 0.07
Volatility	40.00%
Life | Y	6
Risk Free interest rate	0.01%
Marketability discount	0.00%
Warrants with grant date 15 January 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price	£ 1.07
Exercise price	£ 1.25
Volatility	112.00%
Life | Y	10
Risk Free interest rate	0.01%
Marketability discount	0.00%
Warrants with grant date 19 January 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price	£ 0.94
Exercise price	£ 0.87
Volatility	112.00%
Life | Y	5
Risk Free interest rate	0.01%
Marketability discount	0.00%
Options with grant date 3 February 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price	£ 0.94
Exercise price	£ 0.94
Volatility	112.00%
Life | Y	10
Risk Free interest rate	0.01%
Marketability discount	0.00%
Warrants with grant date 19 April 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price	£ 1.35
Exercise price	£ 1.35
Volatility	112.00%
Life | Y	3
Risk Free interest rate	0.01%
Marketability discount	0.00%
Warrants with grant date 17 June 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price	£ 1.35
Exercise price	£ 1.50
Volatility	112.00%
Life | Y	3
Risk Free interest rate	0.01%
Marketability discount	0.00%
Options with grant date 24 June 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price	£ 1.26
Exercise price	£ 1.26
Volatility	112.00%
Life | Y	10
Risk Free interest rate	0.01%
Marketability discount	0.00%
Options with grant date 27 June 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price	£ 1.35
Exercise price	£ 1.35
Volatility	112.00%
Life | Y	10
Risk Free interest rate	0.01%
Marketability discount	0.00%
Options with grant date 1 July 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price	£ 1.23
Exercise price	£ 1.16
Volatility	112.00%
Life | Y	10
Risk Free interest rate	0.01%
Marketability discount	0.00%
Options with grant date 13 July 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price	£ 1.00
Exercise price	£ 1.00
Volatility	112.00%
Life | Y	10
Risk Free interest rate	0.01%
Marketability discount	0.00%
Options with grant date 22 September 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price	£ 1.57
Exercise price	£ 1.57
Volatility	112.00%
Life | Y	10
Risk Free interest rate	0.01%
Marketability discount	0.00%
Options with grant date 23 November 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price	£ 1.30
Exercise price	£ 1.30
Volatility	112.00%
Life | Y	10
Risk Free interest rate	0.01%
Marketability discount	0.00%